Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments, Fair Value

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2012	2011
Derivatives designated as hedging instruments
under ASC Topic 815 Derivatives and Hedging
Forward contracts	Accrued payroll and
	other liabilities	$-	$(48)
Cross-currency interest rate swap (i)	Derivative instruments	(3,666)	-
		(3,666)	(48)
Derivatives not designated as hedging
instruments under ASC Topic 815 Derivatives
and Hedging
Bond swaps	Derivative instruments	$-	$(2,583)
Total equity return swap (ii)	Derivative instruments	(3,952)	-
		(3,952)	(2,583)
Total derivative instruments		$(7,618)	$(2,631)

(i) Disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.

(ii) Disclosed in the consolidated balance sheet as a current liability.

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)

   The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2012 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized in
	Recognized in	Reclassified from	Income on Derivative
	Accumulated OCI on	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	Derivative (Effective	into Income (Effective	Effectiveness Testing and
Hedging Relationships	Portion)	Portion)(i)	Ineffective Portion)
Forward contracts	$(901)	$949	$-
Cross-currency interest rate swap	(3,294)	2,152	-
Total	$(4,195)	$3,101	$-

(i) The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

  The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2011 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$131	$451	$-
Total	$131	$451	$-

  The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2010 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$(1,134)	$273	$-
Total	$(1,134)	$273	$-

Schedule Of Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance
Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Bond swaps (i)	$(1,738)
Total equity return swap (ii)	(4,270)
Others (i)	847
Total	$(5,161)

(i) These results are recorded within "Loss from derivative instruments" in the Company's consolidated statement of income.

(ii) A $4,111 loss is recorded within "General and administrative expenses" and a $159 loss within "Net interest expense" in the Company's consolidated statement of income.

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps
and Mirror swap	$(9,732)
Bond swaps	1,464
Forwards	(1,256)
Others	287
Total	$(9,237)

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps
and Mirror swaps	$(22,878)
Bond swaps	(9,608)
Forwards	(323)
Total	$(32,809)